5. EQUITY (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Equity Details Narrative
Shares Common stock issued to director, officer, and consultants	13,000,000	2,200,000
Value Common stock issued to director, officer, and consultants	$ 260,000	$ 20,100	$ 88,940
Shares issued during period for cash	8,730,945
Shares issued during period, Value	$ 140,000